Capital Management and Solvency - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of capital management and solvency [line items]
Solvency contribution risk-based capital ratio	150.00%	150.00%
Solvency contribution risk-based capital own fund ratio	100.00%	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%	100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage	50.00%	50.00%
Percentage of higher capital requirement in SCR	100.00%	100.00%
Percentage of tier 1 capital accounted for own funds	83.00%	83.00%	89.00%
Restricted of tier 2 capital	€ 823
Solvency II revaluations related to items that are not recognized under Solvency	1,932		€ 2,024
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method	€ (5,663)		€ (4,095)
Total gross financial leverage	28.50%		29.20%	28.50%		29.20%
Fixed Charge Coverage	7.7		8.2	7.7		8.2
Total distributable reserves	€ 13,569		€ 13,307
Capital requirements on a solo-level, Solvency II ratio	100.00%			100.00%
Perpetual Contingent Convetible Security Two Thousand And Nineteen [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	€ 518
Debt instrument face value	500
Repayment Of Perpetual Capital Securities | $		$ 1,000
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II	3,360		2,789
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total	(7,607)		(6,593)
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	774		771
USD 925 million fixed subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated Notes Issued | $				$ 925	$ 925	$ 925
Subordinated Liabilities [member]
Disclosure of capital management and solvency [line items]
Reclassification of subordinated liabilities	(3,372)		(3,262)
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	1,617		2,931
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	€ 479		€ 476
New method [member]
Disclosure of capital management and solvency [line items]
Percentage of tier 2 capital accounted for own funds	13.00%	13.00%	8.00%
Restricted of tier 2 capital	€ 773		€ 716
Top of range [member]
Disclosure of capital management and solvency [line items]
Group solvency II ratio	200.00%	200.00%
Capital instruments under solvency period	10 years	10 years
Total gross financial leverage	30.00%			30.00%
Fixed Charge Coverage	0.08			0.08
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Group solvency II ratio	150.00%	150.00%
Total gross financial leverage	26.00%			26.00%
Fixed Charge Coverage	0.06			0.06
Capital requirements on a solo-level, Solvency II ratio	100.00%			100.00%